Related Party Balances and Transactions (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2023 USD ($)	Aug. 20, 2021 CNY (¥)
Related Party Balances and Rransactions [Line Items]
Repaid Amount							¥ 91,500,000
Borrowed additional amount			¥ 47,029,482
Repaid of related party debt	¥ 3,228,306	$ 455,802	77,144,627		¥ 47,560,843
Loan payable	14,600,000			$ 0				$ 2,096,316
Shanghai Junei Internet Co [Member]
Related Party Balances and Rransactions [Line Items]
Borrowed from related party	75,500,000
Repaid Amount			75,644,627		35,763,510
Borrowed additional amount					¥ 42,600,000		¥ 96,300,000
Interest expense related to loan			1,542,315
Loan due period, description	The loan has an annual interest rate of 7% and is due in 2021 and 2022.	The loan has an annual interest rate of 7% and is due in 2021 and 2022.
Annual interest rate				7.00%	7.00%	7.00%
Finance expense					¥ 5,625,293
Shanghai Weimu [Member]
Related Party Balances and Rransactions [Line Items]
Interest expense related to loan					¥ 6,430,000	$ 907,846
Chief Executive Officer [Member] | Yang Cui [Member]
Related Party Balances and Rransactions [Line Items]
Borrowed amount									¥ 16,100,000
Debt instrument term	5 years	5 years
Repaid of related party debt			¥ 1,500,000	$ 215,375